VARIABLE INTEREST ENTITIES Q (Tables)	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of period end.

	September 30, 2025			December 31, 2024
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Sponsored Investment Funds	$359,580	$43,337	$402,917	$398,386	$56,725	$455,111
Other VIE’s	206,738	12,294	219,032	143,145	12,294	155,439
Total	$566,318	$55,631	$621,949	$541,531	$69,019	$610,550